Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARIEL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Ariel International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel International Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel International Fund’s fundamental objective is long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s non-fundamental secondary objectives are to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its primary benchmark over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of Ariel International Fund (the “Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expense of Ariel International Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel International Fund as a result of its investments in shares of one or more underlying funds (including business development companies (“BDCs”) and exchange traded funds (“ETFs”)).
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2020. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of foreign companies based in developed international markets. The Fund will invest in foreign companies directly by purchasing equity securities or indirectly through instruments that provide exposure to foreign companies. The Fund will invest in companies without regard to market capitalization. The Fund also may invest a portion of its assets in companies based in the U.S. or emerging markets.

The Fund’s investment process seeks to identify investment opportunities that balance long-term performance with risk management by pursuing a “bottom-up” stock picking discipline focusing on both the fundamentals of the business and the intrinsic value of the business. Ariel primarily considers selling a stock: (i) if its valuation reaches our investment goals, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals.

The Fund uses various techniques to hedge currency exposure or to invest significant cash inflows in the market (i.e., reducing “cash drag”), including derivatives, exchange traded funds (“ETFs”), and other hedges. The Fund may buy and sell currency on a spot basis (i.e., foreign currency trades that settle within two days) and enter into foreign currency forward contracts. Ariel Investments, LLC (“Ariel” or the “Adviser”) uses these techniques primarily in an attempt to decrease the Fund’s exposure to changing security prices, foreign currency risk, and to reduce unintended tracking error versus the Fund’s primary benchmark, or other factors that affect security values.

		The Fund is a diversified fund that generally will hold between 50-150 securities in its portfolio.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although Ariel makes every effort to achieve the Fund’s objectives, Ariel cannot guarantee it will attain the objectives. You could lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Investments in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or other securities or instruments representing underlying shares of foreign companies, may underperform and may be more volatile than comparable U.S. stocks. Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.
  Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time. While the Fund may attempt to reduce the effect of currency fluctuations, the projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.
  Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.
  The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.
  Investments in companies based in emerging markets present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates.
  The use of foreign currency derivatives, such as foreign currency forwards, may be expensive and may result in further losses. Derivative instruments may be exchange-traded through an organized exchange or traded in over-the-counter (“OTC”) transactions between private parties. OTC transactions are less liquid and riskier than exchange-traded derivatives due to the credit and performance risk of counterparties.
  ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities. ETFs also have management fees that increase the cost compared to owning the underlying securities directly.
  Small- and mid-capitalization (“small/mid cap”) stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Small/mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.
		You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex-US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets may be invested in equity securities based in emerging markets, the MSCI ACWI ex-US Index returns are presented to offer a point of comparison for any such investments. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex-US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets may be invested in equity securities based in emerging markets, the MSCI ACWI ex-US Index returns are presented to offer a point of comparison for any such investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total return for the year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3Q ‘13	+	11.03%
Worst Quarter:	2Q ‘12	-	11.41%

		The Fund has an inception date of December 30, 2011, and does not yet have returns for a full 10-year period.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns as of December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Ariel International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Minimum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.14%	[2]
1 year	rr_ExpenseExampleYear01	$ 116
3 years	rr_ExpenseExampleYear03	382
5 years	rr_ExpenseExampleYear05	688
10 years	rr_ExpenseExampleYear10	$ 1,558
2012	rr_AnnualReturn2012	4.34%
2013	rr_AnnualReturn2013	26.13%
2014	rr_AnnualReturn2014	(2.44%)
2015	rr_AnnualReturn2015	4.18%
2016	rr_AnnualReturn2016	(0.81%)
2017	rr_AnnualReturn2017	16.35%
2018	rr_AnnualReturn2018	(9.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
1-Year	rr_AverageAnnualReturnYear01	(9.81%)
5-Year	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Minimum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[2]
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	289
5 years	rr_ExpenseExampleYear05	510
10 years	rr_ExpenseExampleYear10	$ 1,145
1-Year	rr_AverageAnnualReturnYear01	(9.65%)
5-Year	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(9.91%)
5-Year	rr_AverageAnnualReturnYear05	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | return after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(5.48%)
5-Year	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | MSCI EAFE Index (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(13.79%)	[3]
5-Year	rr_AverageAnnualReturnYear05	0.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[3]
Ariel International Fund | MSCI ACWI ex-US Index (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(14.20%)	[3]
5-Year	rr_AverageAnnualReturnYear05	0.67%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[3]

[1]	The total annual fund operating expenses do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expense of Ariel International Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel International Fund as a result of its investments in shares of one or more underlying funds (including business development companies (“BDCs”) and exchange traded funds (“ETFs”)).
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel International Fund’s total annual fund operating expenses to 1.13% of net assets for the Investor Class and 0.88% of net assets for the Institutional Class (the “expense caps”) through the end of the fiscal year ending September 30, 2020. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2020.
[3]	Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies' country of incorporation.